Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Components of Accrued Liabilities

	December 31, 2015	December 31, 2014
	$	$
Voyage and vessel expenses	37,730	33,845
Audit, legal and other general expenses	17,058	3,344
Interest including interest rate swaps	23,185	20,946
Payroll and benefits	8,731	8,461
Income tax payable and other	4,361	1,417

	91,065	68,013